Consolidated Statements of Cash Flows - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flow from operating activities
Cash generated from operations	¥ 5,828	¥ 1,480	¥ 30,137
Income tax paid	(136)	(269)	(1,165)
Net cash generated from operating activities	5,692	1,211	28,972
Cash flow from investing activities
Additions to property, plant and equipment and other non-current assets	(10,807)	(7,247)	(7,589)
Investments in associates and joint ventures	(140)		(110)
Net proceeds/(payments) from disposal of a subsidiary	117		(90)
Proceeds from disposal of property, plant and equipment	3,097	894	157
Proceeds from novation of purchase rights and others	8,793		2,366
Proceeds from disposal of intangible assets and land use rights	752	5	2
Proceeds from disposal of an equity investment	288		5
Dividends received	105	100	241
Settlement relating to derivative financial instruments	0	(28)	104
Loan to a joint venture	0	(7)
Proceeds from repayment of loans to a joint venture	4	0	15
Net cash generated from/(used in) investing activities	2,155	(6,283)	(4,899)
Cash flows from financing activities
Proceeds from issue of shares	10,820		9,442
Capital injection by non-controlling interests in a subsidiary	283
Proceeds from drarw-down of short-term bank loans	55,954	28,883	6,986
Proceeds from drarw-down of long-term bank loans	20,279	10,823	300
Proceeds from issuance of short-term debentures	39,000	77,200	39,000
Proceeds from issuance of long-term debentures and bonds	11,386	1,998	7,755
Proceeds from sales-leaseback of aircraft	686
Repayments of short-term bank loans	(40,329)	(9,130)	(12,868)
Repayments of long-term bank loans	(4,490)	(1,948)	(4,033)
Repayments of short-term debentures	(65,500)	(69,200)	(35,000)
Repayments of long-term debentures and bonds	(8,523)	(2,453)	(5,567)
Repayments of principal of lease liabilities	(15,725)	(18,439)	(23,895)
Interest paid	(6,307)	(5,482)	(5,494)
Settlement relating to derivative financial instruments	(60)	(4)	82
Dividends paid to Company's shareholders	0	(819)	0
Dividends paid to non-controlling interests of subsidiaries	0	(3)	(83)
Net cash (used in)/generated from financing activities	(2,526)	11,426	(23,375)
Net increase in cash and cash equivalents	5,321	6,354	698
Cash and cash equivalents at beginning of the year	7,651	1,350	646
Effects of exchange rate changes on cash and cash equivalents	(22)	(53)	6
Cash and cash equivalents at end of the year	¥ 12,950	¥ 7,651	¥ 1,350